Digital Assets	6 Months Ended
Jun. 30, 2025
Digital Assets [Abstract]
DIGITAL ASSETS

4. DIGITAL ASSETS

Digital asset holdings were comprised of the following:

	June 30,	December 31,
	2025	2024
BTC	$1,285,600	$-
USDT	83,100	-
	$1,368,700	$-

For the three and six months ended June 30, 2025, the Company purchased 12 BTC from open market. As of June 30, 2025, the Company held 12 BTC with fair value of $1,285,600. For the three and six months ended June 30, 2025, the Company recognized an increase in fair value of BTC of $19,000 and $19,000, respectively. For the six months ended June 30, 2025, the Company did not sell BTC or realize gains or losses from trading BTC.

As of June 30, 2025, the Company held 83,100 USDT. The fair value of USDT was kept at $1.00 because one USDT is pegged to one U.S. dollar.

Additional information about digital assets

The following table presents additional information about BTC for the six months ended June 30, 2025:

For the Six Months Ended June 30,
2025
Opening balance	$-
Purchases of BTC	630,300
Purchases of BTC from exchange of USDT	636,300
Changes in fair value of BTC	19,000
$1,285,600

The following table presents additional information about USDT for the six months ended June 30, 2025:

For the Six Months Ended June 30,
2025
Opening balance	$-
Purchases of USDT	719,400
Exchange of USDT into BTC	(636,300)
$83,100